Business Combination, Significant Transaction and Sale of Business (Details 2) - Ibexi Solution Private Limited [Member] $ in Thousands	May 06, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ 1,105
Intangible assets	1,315
Goodwill	2,344
Net assets acquired	$ 4,764